Lease Transactions (Information of Lease Transactions as a Lessee) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥ 322	¥ 282
Operating cash flows from operating leases	91,424	101,549
Financing cash flows from finance leases	9,115	8,124
Right-of-use assets obtained in exchange for new finance lease liabilities	16,174	11,066	¥ 4,055
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 50,996	¥ 35,678	¥ 48,095
Weighted-average remaining lease term:
Finance leases	3 years 9 months 18 days	3 years 6 months
Operating leases	7 years 3 months 18 days	7 years 7 months 6 days
Weighted-average discount rate:
Finance leases	1.17%	0.84%
Operating leases	1.48%	0.90%